Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Cash Flows from Operating Activities
Net income	$ 7,990	$ 5,296	$ 21,384	$ 16,636	$ 20,198
Adjustments to the profit or loss items:
Depreciation and amortization	3,926	3,760	11,668	11,117	14,918
Financial expenses (income), net	664	1,449	1,547	3,949	2,766
Cost of share-based payment	917	117	2,437	387	845
Taxes on income	1,717	1,071	3,903	2,097	3,269
Loss (gain) from sale of property and equipment	18		18	(8)	(8)
Change in employee benefit liabilities, net	(100)	17	65	91	183
Adjustments to the profit or loss items	7,142	6,414	19,638	17,633	21,973
Changes in asset and liability items:
Decrease (increase) in trade receivables, net	9,407	(1,035)	(541)	(9,705)	(5,407)
Decrease (increase) in other accounts receivables	946	588	249	1,666	(535)
Increase in inventories	(5,831)	(3,333)	(7,763)	(6,593)	(6,124)
Decrease in contract asset	119	119	356	331	475
Increase (decrease) in trade payables	(895)	634	3,017	(3,497)	(6,870)
Increase (decrease) in other accounts payables	966	630	879	(253)	950
Increase (decrease) in deferred revenues	(56)	845	105	851	(171)
Total changes in asset and liability	4,656	(1,552)	(3,698)	(17,200)	(17,682)
Cash received (paid) during the period for:
Interest paid	(191)	(221)	(750)	(605)	(864)
Interest received	329	492	1,188	1,479	1,921
Taxes paid	(62)	(13)	(121)	(19)	(56)
Cash (paid) received during the year	76	258	317	855	1,001
Net cash provided by operating activities	19,864	10,416	37,641	17,924	25,490
Cash Flows from Investing Activities
Purchase of property and equipment and intangible assets	(3,558)	(3,589)	(6,638)	(7,071)	(9,846)
Investment in short term investments, net	40,660
Proceeds from sale of property and equipment	12		12	8	8
Net cash provided by (used in) investing activities	37,114	(3,589)	(6,626)	(7,063)	(9,838)
Cash Flows from Financing Activities
Proceeds from exercise of share base payments	3		6	49	50
Repayment of lease liabilities	(474)	(415)	(1,331)	(833)	(972)
Repayment of other long-term liabilities	(827)	(339)	(5,404)	(4,848)	(5,889)
Dividends Paid	(9,811)		(24,232)	(11,534)	(11,534)
Net cash used in financing activities	(11,109)	(754)	(30,961)	(17,166)	(18,345)
Exchange differences on balances of cash and cash equivalent	(25)	(61)	(206)	(133)	(273)
Increase (decrease) in cash and cash equivalents	45,844	6,012	(152)	(6,438)	(2,966)
Cash and cash equivalents at the beginning of the period	29,473	65,985	75,469	78,435	78,435
Cash and cash equivalents at the end of the period	75,317	71,997	75,317	71,997	75,469
Significant non-cash transactions
Right-of-use asset recognized with corresponding lease liability	590	360	1,275	870	1,221
Purchase of property and equipment and Intangible assets	$ 722	$ 555	$ 722	$ 555	$ 2,523